(33) FINANCIAL INSTRUMENTS (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Derivatives, beginning balance	R$ 553,124
Interests, exchange rate variation and monetary restatements	615,497
Repayments of principal	(543,427)
Derivatives, ending balance	625,194
Hedge debts designated at fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, beginning balance	526,148
Interests, exchange rate variation and monetary restatements	662,147
Repayments of principal	(556,927)
Derivatives, ending balance	631,368
Hedge debts not designated at fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, beginning balance	17,881
Interests, exchange rate variation and monetary restatements	(21,817)
Repayments of principal	25,484
Derivatives, ending balance	21,548
Others (zero-cost collar) [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, beginning balance	0
Interests, exchange rate variation and monetary restatements	11,984
Repayments of principal	(11,984)
Derivatives, ending balance	0
Mark to market [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, beginning balance	9,095
Interests, exchange rate variation and monetary restatements	(36,817)
Repayments of principal	0
Derivatives, ending balance	R$ (27,722)